RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES NET

	Year ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Payroll and related expenses	3,308	1,824	507
Subcontractors	697	1,212	625
Materials	388	945	301
Operating lease expenses	208	189	47
Depreciation	211	130	44
Maintenance	223	136	174
Other	298	86	14
	5,333	4,522	1,712
Less – grants from governments and others	(118)	(359)	(189)
	5,215	4,163	1,523